PIMCO FLEXIBLE CREDIT INCOME FUND (the “Fund”)

Supplement dated July 31, 2020, 2020 to the

Fund’s Prospectus and Statement of Additional Information dated February 26, 2020,

each as supplemented from time to time (respectively, the “Prospectus” and the “SAI”)

Effective immediately, the fifth paragraph on the cover page of the Prospectus is deleted and replaced with the following:

The Fund. PIMCO Flexible Credit Income Fund (the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares of beneficial interest, par value of $0.00001 per share (the “Common Shares”), and is operated as an “interval fund.” The Fund currently offers three separate classes of Common Shares: Institutional Class, Class A-2 and Class A-4.

In addition, effective immediately, the first sentence of the “The Fund” section of the Prospectus Summary is deleted and replaced with the following:

PIMCO Flexible Credit Income Fund (the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares of beneficial interest, par value of $0.00001 per share (the “Common Shares”).

In addition, effective immediately, the “Limited Prior History” section of each of the “Prospectus Summary – Principal Risks of the Fund” and “Prospectus – Principal Risks of the Fund” is deleted in its entirety.

In addition, effective immediately, the “Non-Diversification Risk” section of each of the Prospectus Summary and Prospectus is deleted in its entirety.

In addition, effective immediately, the first sentence of the “The Fund” section of the Prospectus and Prospectus Summary is deleted and replaced with the following:

The Fund is a diversified, closed-end management investment company registered under the 1940 Act.

In addition, effective immediately, the first paragraph of the “Summary of Fund Expenses” section of the Prospectus is deleted and replaced with the following:

This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, a certain amount of Class A-2 or Class A-4 Common Shares of the Fund or Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of other eligible closed-end interval funds sponsored by PIMCO. More information about these and other discounts is available in the “Plan of Distribution—Share Classes” section on page 72 of this prospectus, Appendix B to this prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

In addition, effective immediately, the last paragraph of the “Sales Charge – Class A-2 and Class A-4 Common Shares” section of the Prospectus is deleted and replaced with the following:

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A-2 or Class A-4 shares through utilization of the Combined Purchase Privilege, Right of Accumulation, Letter of Intent or Reinstatement Privilege. These programs will apply to purchases of other closed-end interval funds that PIMCO sponsors currently or in the future (collectively, “Eligible Funds”), which offer Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares. These programs are summarized below and described in the Statement of Additional Information. Eligible Funds do not include any open-end funds sponsored by PIMCO.

In addition, effective immediately, the “Sales Charge – Class A-2 and Class A-4 Common Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the Prospectus is deleted and replaced with the following:

Combined Purchase Privilege and Right of Accumulation (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A-2 or Class A-4 Common Shares at the breakpoint levels disclosed herein by combining concurrent purchases of the Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of one or more Eligible Funds into a single purchase (the “Combined Purchase Privilege”). In addition, a Qualifying Investor may obtain a reduced sales charge on Class A-2 or Class A-4 Common Shares of the Fund by adding the purchase value of Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of an Eligible Fund with the current aggregate net asset value of all Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor (the “Right of Accumulation” or “Cumulative Quantity Discount”).

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

3.	an employee benefit plan of a single employer.

* For these purposes, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is/are the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is/are the trustee(s).

While a shareholder’s positions in Class A-1 or Class A-3 common shares of other Eligible Funds are accounted for with respect to reaching a breakpoint level on purchases of Class A-2 or Class A-4 common shares of any Eligible Fund, because neither the Eligible Funds nor their distributor impose an initial sales charge on Class A-1 or Class A-3 common shares of other Eligible Funds, the Combined Purchase Privilege and Right of Accumulation programs do not apply to these share classes. Class A-1 or Class A-3 common shares of other Eligible Funds that count towards reaching a breakpoint level on purchases of Class A-2 or Class A-4 common shares of any Eligible Fund through the Combined Purchase Privilege and Right of Accumulation programs are still subject to transaction or other fees that may be charged by certain financial firms, as those programs do not impact the imposition of such fees.

In addition, effective immediately, the first two paragraphs of the “Sales Charge – Class A-2 and Class A-4 Common Shares – Letter of Intent” section of the Prospectus is deleted and replaced with the following:

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A-2 and/or Class A-4 Common Shares of the Fund by means of a written Letter of Intent which expresses an intent to invest not less than $250,000 within a period of 13 months in Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $250,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. The value of the investor’s account(s) linked to a Letter of Intent will be included at the start date of the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily repurchased to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. Repurchases during the Letter of Intent period will not count against the shareholder.

In making computations concerning the amount purchased for purposes of a Letter of Intent, market appreciation in the value of the shareholder’s Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of Eligible Funds will not be included.

In addition, effective immediately, the “Sales Charge – Class A-2 and Class A-4 Common Shares – Reinstatement Privilege” section of the Prospectus is deleted and replaced with the following:

Reinstatement Privilege. A Class A-2 or Class A-4 shareholder who has caused any or all of his or her shares to be repurchased may reinvest all or any portion of the repurchase proceeds in Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund at NAV without any sales charge, provided that such reinvestment is made within 120 calendar days after the repurchase date. The limitations and restrictions of this program are fully described in the Statement of Additional Information.

In addition, effective immediately, the first sentence on the cover page of the SAI is deleted and replaced with the following:

PIMCO Flexible Credit Income Fund (the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares of beneficial interest, par value of $0.00001 per share (the “Common Shares”), and is operated as an “interval fund.”

In addition, effective immediately, the “The Fund” section of the SAI is deleted and replaced with the following:

The Fund is a diversified, closed-end management investment company that continuously offers its shares (“Common Shares”) and is operated as an “interval fund.” The Fund currently offers three separate classes of Common Shares: Institutional Class, Class A-2 and Class A-4. The Fund was formed on October 25, 2016 as a Massachusetts business trust. The Fund commenced operations on February 22, 2017, following the initial public offering of its Common Shares. Prior to commencing operations, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company.

In addition, effective immediately, the last paragraph of the “Sales Charge – Class A-2 and Class A-4 Common Shares” section of the SAI is deleted and replaced with the following:

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A-2 or Class A-4 shares through utilization of the Combined Purchase Privilege, Right of Accumulation, Letter of Intent or Reinstatement Privilege. These programs (described below) will apply to purchases of other closed-end interval funds that PIMCO sponsors currently or in the future (collectively, “Eligible Funds”), which offer Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares. Eligible Funds do not include open-end funds sponsored by PIMCO.

In addition, effective immediately, the “Sales Charge – Class A-2 and Class A-4 Common Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the SAI is deleted and replaced with the following:

Combined Purchase Privilege and Right of Accumulation (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A-2 or Class A-4 Common Shares at the breakpoint levels disclosed herein by combining concurrent purchases of the Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of one or more Eligible Funds into a single purchase (the “Combined Purchase Privilege”). In addition, a Qualifying Investor may obtain a reduced sales charge on Class A-2 or Class A-4 Common Shares of the Fund by adding the purchase value of Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of an Eligible Fund with the current aggregate net asset value of all Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor (the “Right of Accumulation” or “Cumulative Quantity Discount”).

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

3.	an employee benefit plan of a single employer.

* For these purposes, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is/are the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is/are the trustee(s).

While a shareholder’s positions in Class A-1 or Class A-3 common shares of other Eligible Funds are accounted for with respect to reaching a breakpoint level on purchases of Class A-2 or Class A-4 common shares of any Eligible Fund, because neither the Eligible Funds nor their distributor impose an initial sales charge on Class A-1 or Class A-3 common shares of other Eligible Funds, the Combined Purchase Privilege and Right of Accumulation programs do not apply to these share classes. Class A-1 or Class A-3 common shares of other Eligible Funds that count towards reaching a breakpoint level on purchases of Class A-2 or Class A-4 common shares of any Eligible Fund through the Combined Purchase Privilege and Right of Accumulation programs are still subject to transaction or other fees that may be charged by certain financial firms, as those programs do not impact the imposition of such fees.

In addition, effective immediately, the first two paragraphs of the “Sales Charge – Class A-2 and Class A-4 Common Shares – Letter of Intent” section of the SAI is deleted and replaced with the following:

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A-2 and/or Class A-4 Common Shares of the Fund by means of a written Letter of Intent which expresses an intent to invest not less than $250,000 within a period of 13 months in Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $250,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. The value of the investor’s account(s) linked to a Letter of Intent will be included at the start date of the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily repurchased to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. Repurchases during the Letter of Intent period will not count against the shareholder.

In making computations concerning the amount purchased for purposes of a Letter of Intent, market appreciation in the value of the shareholder’s Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of Eligible Funds will not be included.

In addition, effective immediately, the “Sales Charge – Class A-2 and Class A-4 Common Shares – Reinstatement Privilege” section of the SAI is deleted and replaced with the following:

Reinstatement Privilege. A Class A-2 or Class A-4 shareholder who has caused any or all of his or her shares to be repurchased may reinvest all or any portion of the repurchase proceeds in Class A-1, Class A-2, Class A-3 and/or Class A-4 common shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “Net Asset Value” in the Fund’s prospectus. A reinstatement pursuant to this privilege will not cancel the repurchase transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once per year per account (per 365 days), irrespective of the number of shares repurchased, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his or her Individual Retirement Account or other qualified retirement plan account (if applicable). An investor may exercise the reinstatement privilege by written request sent to the Fund or to the investor’s financial firm. Investors who were not assessed a sales charge upon the purchase of their shares may not utilize the reinstatement privilege with respect to reinvestment of such shares following their repurchase.

Investors Should Retain This Supplement for Future Reference

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